Columbia Seligman Global Technology Fund
Prospectus Supplement — January 1, 2012
to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Seligman Global Technology Fund	12/30/2010
The following changes are hereby made to the prospectuses of the Fund:

Fees and Expenses of the Fund
The fee and expense table in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Columbia Seligman Global Technology Fund	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Shareholder Fees Column [Text]	Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of offering price at the time of purchase, or current net asset value, whichever is less)	1.00%	5.00%	1.00%	none	none	none	none	none

Annual Fund Operating Expenses		Columbia Seligman Global Technology Fund	Columbia Seligman Global Technology Fund Class A	Columbia Seligman Global Technology Fund Class B	Columbia Seligman Global Technology Fund Class C	Columbia Seligman Global Technology Fund Class I	Columbia Seligman Global Technology Fund Class R	Columbia Seligman Global Technology Fund Class R4	Columbia Seligman Global Technology Fund Class R5	Columbia Seligman Global Technology Fund Class Z
Operating Expenses Caption [Text]	[1]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Column [Text]			Class A	Class B	Class C	Class I	Class R	Class R4	Class R5	Class Z
Management fees			0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and/or service (12b-1) fees			0.25%	1.00%	1.00%	none	0.50%	none	none	none
Other expenses			0.35%	0.35%	0.35%	0.13%	0.35%	0.43%	0.18%	0.35%
Total annual fund operating expenses			1.46%	2.21%	2.21%	0.99%	1.71%	1.29%	1.04%	1.21%
Less: Fee waiver/expense reimbursement	[2]		(0.08%)	(0.08%)	(0.08%)	(0.02%)	(0.08%)	(0.02%)	(0.02%)	(0.08%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[2]		1.38%	2.13%	2.13%	0.97%	1.63%	1.27%	1.02%	1.13%
[1]	Expense ratios have been adjusted to reflect current fees.
[2]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.38% for Class A, 2.13% for Class B, 2.13% for Class C, 0.97% for Class I, 1.63% for Class R, 1.27% for Class R4, 1.02% for Class R5, and 1.13% for Class Z.

The Example in the section entitled “Fees and Expenses of the Fund” is hereby replaced with the following:
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem your shares at the end of those periods (unless otherwise noted). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Columbia Seligman Global Technology Fund (USD $)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class A	Class A (whether or not shares are redeemed)	707	1,003	1,320	2,219
Class B	Class B (if shares are redeemed)	716	984	1,378	2,352
Class C	Class C (if shares are redeemed)	316	684	1,178	2,543
Class I	Class I (whether or not shares are redeemed)	99	314	546	1,216
Class R	Class R (whether or not shares are redeemed)	166	531	922	2,018
Class R4	Class R4 (whether or not shares are redeemed)	129	407	707	1,560
Class R5	Class R5 (whether or not shares are redeemed)	104	329	573	1,274
Class Z	Class Z (whether or not shares are redeemed)	115	376	658	1,464

Expense Example, No Redemption Columbia Seligman Global Technology Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 year	3 years	5 years	10 years
Class B	Class B (if shares are not redeemed)	216	684	1,178	2,352
Class C	Class C (if shares are not redeemed)	216	684	1,178	2,543